CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Loss for the year	$ (397,789)	$ (17,050)	$ (17,563)
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	1,162	1,421	1,328
Company's share in the loss of a company accounted by equity method, net	360	1,898	3,895
Finance expenses on loans	5,211	917	675
Change in the fair value of derivatives	37,374	200	9
Share based payments	570	149	76
Adjustment to Loss due to SPAC transaction	332,272
Decrease (Increase) in trade accounts receivable	(587)	(305)	1,056
Decrease (Increase) in contract assets	537	(4,119)	1,001
Increase in inventory	(146)	(10)	(63)
Increase (Decrease) in other current assets	(7,007)	3,256	(1,198)
Increase in trade payables	(6,236)	1,461	1,038
Increase in ESA prepayments	(7,609)	1,882	7,295
Decrease in deferred revenues		(612)	(5,031)
Increase in other accounts payable and accrued expenses	(1,571)	3,282	2,563
Increase in prepayments from customers	11,811	1,504
Increase (decrease) in liability for royalties payable	168	260	(685)
Net cash used in operating activities	(31,480)	(5,866)	(5,604)
Cash flows from investing activities
Decrease (Increase) in long-term bank deposit	(11)	201	(6)
Purchase of property, plant and equipment	(571)	(211)	(293)
Net cash used in investing activities	(582)	(10)	(299)
Cash flows from financing activities
Receipt of long-term loans from banks			4,504
Issuance of Warrants to banks			295
Receipt of long-term loans from a financial institution	52,837	7,300
Repayment of loan to shareholder	5,000		(4,001)
Issuance of warrants to shareholder			999
Repayment of loans from banks	(13,818)	(2,930)	(891)
Repayment of royalty liability	(429)	(488)
Payments of lease liabilities	(1,029)	(1,191)	(975)
Issuance of shares- SPAC transactions	1,362
Option exercises to shares by employees	100	64	14
Exercise of Warrants, net	6,500
Net cash provided by financing activities	40,523	2,755	7,947
Increase (decrease) in cash and cash equivalents	8,461	(3,121)	2,044
Cash and cash equivalents balance at the beginning of the year	3,854	6,983	4,961
Effect of changes in foreign exchange rates on cash and cash equivalents	(381)	(8)	(22)
Cash and cash equivalents balance at the end of the year	11,934	3,854	6,983
Appendix A - Cash paid and received during the year for:
Interest paid	921	$ 1,625	386
Appendix B - Non Cash transactions during the year for:
Purchase of Fixed Assets in credit	319
Issuance of shares against liability	49,998
Issuance of shares against loan	1,978		$ 750
Issuance of shares against warrants	$ 1,280